Exhibit 99.1

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-21	30/360 Days	30	Collection Period Start	1-Mar-21
Distribution Date	15-Apr-21	Actual/360 Days	31	Collection Period End	31-Mar-21
				Prior Month Settlement Date	15-Mar-21
				Current Month Settlement Date	15-Apr-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,662,304,331.51	225,934,880.82	203,865,160.33	0.130474
Yield Supplement Overcollaterization		99,804,070.74	5,962,117.56	5,202,647.82
Total Adjusted Pool Balance		1,562,500,260.77	219,972,763.26	198,662,512.51
Total Adjusted Securities		1,562,500,260.77	219,972,763.26	198,662,512.51	0.127144
Class A-1 Notes	1.50000%	360,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.89000%	350,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.17600%	205,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	2.12000%	442,500,000.00	14,972,502.49	0.00	0.000000
Class A-4 Notes	2.28000%	142,500,000.00	142,500,000.00	136,162,251.74	0.955525
Certificates	0.00000%	62,500,260.77	62,500,260.77	62,500,260.77	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	14,972,502.49	26,451.42	33.8361638	0.0597772
Class A-4 Notes	6,337,748.26	270,750.00	44.4754264	1.9000000
Certificates	0.00	0.00	—	—

Total Securities	21,310,250.75	297,201.42

I. COLLECTIONS

Interest:
Interest Collections				399,911.81
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				399,911.81
Principal:
Principal Collections				21,939,350.90
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				21,939,350.90
Recoveries of Defaulted Receivables				247,261.88

Total Collections				22,586,524.59

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			33,127	219,972,763.26
Total Principal Payment				21,310,250.75

			30,241	198,662,512.51

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	22,586,524.59
Reserve Account Draw	0.00
Total Available for Distribution	22,586,524.59
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	188,279.07
Servicing Fee Paid	188,279.07
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	26,451.42
Class A-3 Notes Monthly Interest Paid	26,451.42
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	270,750.00
Class A-4 Notes Monthly Interest Paid	270,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		297,201.42
Total Note Monthly Interest Paid		297,201.42
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		22,101,044.10
4. Total Monthly Principal Paid on the Notes		21,310,250.75
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		21,310,250.75
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		790,793.35
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		790,793.35

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,250.65
Required Reserve Account Amount		3,906,250.66
Beginning Reserve Account Balance		3,906,250.66
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,250.66
Required Reserve Account Amount for Next Period		3,906,250.66

VI. POOL STATISTICS

Weighted Average Coupon		2.02%
Weighted Average Remaining Maturity		20.17

	Amount	Number
Principal on Defaulted Receivables	130,369.59	15
Principal Recoveries of Defaulted Receivables	247,261.88

Monthly Net Losses	(116,892.29)
Pool Balance at Beginning of Collection Period	225,934,880.82
Net Loss Ratio for Third Preceding Collection Period	0.35%
Net Loss Ratio for Second Preceding Collection Period	-0.23%
Net Loss Ratio for Preceding Collection Period	-0.46%
Net Loss Ratio for Current Collection Period	-0.62%
Four-Month Average Net Loss Ratio	-0.24%
Cumulative Net Losses for all Periods	12,602,596.17

Nissan Auto Receivables 2017-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,069,701.11	114	0.52%
61-90 Days Delinquent	286,759.77	27	0.14%
91-120 Days Delinquent	80,323.76	11	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,436,784.64	152	0.70%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.25%	0.19%
Delinquency Ratio for Preceding Collection Period	0.22%	0.17%
Delinquency Ratio for Current Collection Period	0.18%	0.13%
Four-Month Average Delinquency Ratio	0.23%	0.17%
60 Day Delinquent Receivables	367,083.53
Delinquency Percentage	0.18%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	931,396.43
Number of Extensions	84

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO